Employees - Share- based Compensation Plans - Additional Information (Detail) - EUR (€) € in Millions	2 Months Ended	12 Months Ended
	Feb. 23, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Share Based Compensation Plans [Line Items]
Shares and options outstanding in respect of share-based compensation plans		12,283,872	11,944,106
Number of ordinary shares held by NV group companies to satisfy options granted		1,382,155	12,419,009
Book value of shares held in respect of share-based compensation plans eliminated on consolidation		€ 483	€ 640
Market value of shares held in respect of share-based compensation plans eliminated on consolidation		€ 357	€ 635
Performance share plan : Number of shares granted between 31/12/2020 and 23/02/2021	0
Performance share plan : Number of shares vested between 31/12/2020 and 23/02/2021	2,232,282
Performance share plan : Number of shares forfeited between 31/12/2020 and 23/02/2021	43,435
Unilever PLC [member]
Disclosure of Share Based Compensation Plans [Line Items]
Number of shares held by employee share ownership trust		5,884,511
Number of shares held as treasury shares		1,382,155
Ordinary Shares [member]
Disclosure of Share Based Compensation Plans [Line Items]
Number of shares transferred To employee share ownership trust		4,523,367
Ordinary Shares [member] | Unilever NV And PLC [member]
Disclosure of Share Based Compensation Plans [Line Items]
Number of shares transferred To employee share ownership trust		4,523,367
New York Registry Share [member] | Unilever N.V. [member]
Disclosure of Share Based Compensation Plans [Line Items]
Number of shares transferred To employee share ownership trust		892,155
American Depositary Shares [member] | Unilever PLC [member]
Disclosure of Share Based Compensation Plans [Line Items]
Number of shares transferred To employee share ownership trust		468,989
Executive Directors [Member]
Disclosure of Share Based Compensation Plans [Line Items]
Maximum percentage of annual bonus that managers are entitled to invest in shares under MCIP		67.00%
Minimum Percentage Of Annual Bonus That Managers Are Entitled To Invest In MCIP Shares		33.00%
Bottom of range [member]
Disclosure of Share Based Compensation Plans [Line Items]
Range of share awards percentage for performance share plans		0.00%
Top of range [member]
Disclosure of Share Based Compensation Plans [Line Items]
Range of share awards percentage for performance share plans		200.00%